UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Shares				Value

	COMMON STOCK - 87.7%
	APPAREL - 1.7%
16,000	Deckers Outdoor Corp. *			$ 1,189,600

	AUTO MANUFACTURERS - 2.0%
90,000	Ford Motor Co.			1,385,100

	BANKS - 7.6%
28,500	Citigroup, Inc.			1,385,955
15,000	Comerica, Inc.			722,700
25,000	KeyCorp			329,250
16,500	PNC Financial Services Group, Inc.			1,349,370
36,000	US Bancorp			1,481,040
				5,268,315
	CHEMICALS - 2.5%
53,000	Potash Corp. of Saskatchewan, Inc.			1,764,370

	COMMERCIAL SERVICES - 1.2%
261,600	Professional Diversity Network *			834,504

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
157,000	Janus Capital Group, Inc.			1,756,830

	ELECTRIC - 3.8%
29,000	American Electric Power Co., Inc.			1,455,800
41,000	Avista Corp.			1,213,600
				2,669,400
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
142,000	Orion Energy Systems, Inc. *			785,260
130,000	Pioneer Power Solutions, Inc. *			1,322,100
				2,107,360
	ENTERTAINMENT - 2.0%
91,000	International Game Technology			1,373,190

	FOOD - 1.8%
29,000	Campbell Soup Co.			1,255,990

	HEALTHCARE-SERVICES - 2.3%
42,000	Molina Healthcare, Inc. *			1,582,560

	HOUSEHOLD PRODUCTS/WARES - 4.8%
117,503	Acme United Corp.			1,862,423
38,000	SodaStream International Ltd. *			1,500,240
				3,362,663
	MEDIA - 1.0%
23,000	Gannett Co., Inc.			684,250

	MINING - 2.4%
52,000	Freeport-McMoRan Copper & Gold, Inc.			1,696,240

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares				Value

	MISCELLANEOUS MANUFACTURER - 4.8%
62,000	FreightCar America, Inc.			$ 1,584,720
68,000	General Electric Co.			1,731,960
				3,316,680
	OIL & GAS - 5.1%
20,500	ConocoPhillips			1,363,250
35,000	Murphy USA, Inc. *			1,419,600
10,000	Royal Dutch Shell PLC			728,700
				3,511,550
	OIL & GAS SERVICES - 2.0%
18,000	National Oilwell Varco, Inc.			1,386,720

	PHARMACEUTICALS - 11.1%
36,000	Abbott Laboratories			1,432,080
27,000	Bristol-Myers Squibb Co.			1,451,790
18,500	Johnson & Johnson			1,704,220
44,000	Pfizer, Inc.			1,412,840
55,000	Zoetis, Inc. - Class A			1,706,100
				7,707,030
	REITS - 1.9%
45,000	Weyerhaeuser Co.			1,327,950

	RETAIL - 2.3%
165,000	Wendy's Co.			1,580,700

	SEMICONDUCTORS - 2.5%
69,000	Intel Corp.			1,708,440

	SOFTWARE - 4.2%
144,000	American Software, Inc.			1,506,240
33,000	Paychex, Inc.			1,378,080
				2,884,320
	TELECOMMUNICATIONS - 11.2%
198,411	Alteva			1,716,255
62,000	Consolidated Communications Holdings, Inc.			1,181,720
74,000	Corning, Inc.			1,425,980
53,200	NTELOS Holdings Corp.			743,736
49,000	Singapore Telecommunications Ltd.			1,399,440
9,468	Verizon Communications, Inc.			450,487
19,636	Vodafone Group PLC			816,283
				7,733,901
	TOYS/GAMES/HOBBIES - 1.8%
175,000	LeapFrog Enterprises, Inc. - Class A *			1,274,000

	TRANSPORTATION - 2.2%
55,000	CSX Corp.			1,524,050

	TOTAL COMMON STOCK (Cost - $52,340,611)			60,885,713

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares				Value

	PREFERRED STOCK - 3.7%
	INSURANCE - 0.9%
6,250	Principal Financial Group, Inc., 5.56%			$ 637,500

	INVESTMENT COMPANIES - 1.0%
27,000	Saratoga Investment Corp., 7.50%			678,780

	REITS - 1.0%
28,000	Campus Crest Communities, Inc., 8.00%			700,280

	TRUCKING & LEASING - 0.8%
5,370	General Finance Corp., 9.00%			555,849

	TOTAL PREFERRED STOCK (Cost - $2,529,956)			2,572,409

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 4.7%
	BANKS - 1.0%
$ 725,000	Citigroup, Inc. **	5.95	12/29/2049	716,844

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
400,000	Jefferies Group LLC	8.50	7/15/2019	496,000

	HEALTHCARE-SERVICES - 1.0%
625,000	DaVita HealthCare Partners, Inc.	6.38	11/1/2018	658,203

	HOUSEHOLD PRODUCTS/WARES - 2.0%
675,000	ACCO Brands Corp.	6.75	4/30/2020	698,625
680,000	Central Garden and Pet Co.	8.25	3/1/2018	697,000
				1,395,625

	TOTAL CORPORATE BONDS (Cost - $3,172,765)			3,266,672

	CONVERTIBLE BONDS - 0.9%
	MINING - 0.9%
775,000	Molycorp, Inc.	6.00	9/1/2017
	TOTAL CONVERTIBLE BONDS (Cost - $662,475)			648,578

Shares	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
1,709,575	Reich & Tang Daily Income Fund - Money Market Portfolio, 0.01% ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,709,575)			1,709,575

	TOTAL INVESTMENTS - 99.5% (Cost - $60,415,382) (a)			$ 69,082,947
	OTHER ASSETS LESS LIABILITIES - 0.5%			346,208
	NET ASSETS - 100.0%			$ 69,429,155

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
__________
* Non-income producing security.
** Variable rate security - interest rate subject to periodic change.
*** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $60,194,230 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 10,219,931
		Unrealized depreciation:		(1,331,214)
	Net unrealized appreciation:			$ 8,888,717

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Shares		Value

	COMMON STOCK - 91.8%
	ADVERTISING - 1.1%
60,000	Harte-Hanks, Inc.	$ 479,400

	APPAREL - 4.5%
28,450	RG Barry Corp.	526,894
46,400	Rocky Brands, Inc.	638,464
44,250	Superior Uniform Group, Inc.	737,648
		1,903,006
	AUTO PARTS & EQUIPMENT - 2.6%
68,475	Douglas Dynamics, Inc.	1,107,925

	BUILDING MATERIALS - 2.1%
109,597	LSI Industries, Inc.	908,559

	CHEMICALS - 1.0%
13,325	Detrex Corp.	439,525

	COMMERCIAL SERVICES - 7.8%
84,725	Electro Rent Corp.	1,539,453
43,425	Healthcare Services Group, Inc.	1,169,435
13,325	Landauer, Inc.	645,730
		3,354,618
	COMPUTERS - 1.4%
42,400	Astro-Med, Inc.	585,968

	COSMETICS/PERSONAL CARE - 0.7%
100,000	CCA Industries, Inc.	318,000

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
70,800	GFI Group, Inc.	283,908
18,350	Westwood Holdings Group, Inc.	1,044,299
		1,328,207
	ELECTRIC - 4.7%
17,700	Empire District Electric Co.	420,198
24,937	MGE Energy, Inc.	962,069
19,550	Unitil Corp.	615,434
		1,997,701
	ENTERTAINMENT - 0.9%
19,250	Speedway Motorsports, Inc.	381,535

	ENVIRONMENTAL CONTROL - 2.5%
53,000	Ecology and Environment, Inc.	634,940
12,500	US Ecology, Inc.	449,125
		1,084,065
	FOOD - 2.4%
17,860	Ingles Markets, Inc.	419,353
50,420	Rocky Mountain Chocolate Factory, Inc.	598,485
		1,017,838
	FOREST PRODUCTS & PAPER - 1.0%
13,000	Orchids Paper Products Co.	437,710

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value

	GAS - 3.9%
117,000	Gas Natural, Inc.	$ 1,095,120
29,950	RGC Resources, Inc.	573,543
		1,668,663
	HEALTHCARE-SERVICES - 3.1%
74,500	Psychemedics Corp.	1,326,845

	HOME FURNISHINGS - 1.9%
14,376	Flexsteel Industries, Inc.	534,068
62,263	Koss Corp.	287,032
		821,100
	HOUSEHOLD PRODUCTS/WARES - 2.1%
56,450	Acme United Corp.	894,732

	INSURANCE - 1.6%
7,200	Kansas City Life Insurance Co.	354,240
35,306	National Security Group, Inc.	337,525
		691,765
	INVESTMENT COMPANIES - 1.0%
22,400	Golub Capital BDC, Inc.	420,224

	LEISURE TIME - 2.3%
28,099	Bowl America, Inc.	420,923
48,175	Escalade, Inc.	565,093
		986,016
	MEDIA - 4.9%
142,725	AH Belo Corp.	1,575,684
23,400	World Wrestling Entertainment, Inc. - Class A	536,328
		2,112,012
	OFFICE FURNISHINGS - 1.7%
45,350	Kewaunee Scientific Corp.	737,391

	PRIVATE EQUITY - 1.0%
31,900	Monroe Capital Corp.	422,675

	REITS - 10.7%
115,500	Campus Crest Communities, Inc.	956,340
88,000	Education Realty Trust, Inc.	829,840
54,550	Government Properties Income Trust	1,358,841
147,000	Monmouth Real Estate Investment Corp.	1,422,960
		4,567,981
	RETAIL - 6.0%
10,535	Destination Maternity Corp.	297,508
39,500	Einstein Noah Restaurant Group, Inc.	589,340
25,100	Frisch's Restaurants, Inc.	597,882
77,600	PetMed Express, Inc.	1,070,880
		2,555,610
	SOFTWARE - 3.9%
103,700	American Software, Inc.	1,084,702
105,625	Simulations Plus, Inc.	602,063
		1,686,765
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value

	TELECOMMUNICATIONS - 4.8%
51,800	Consolidated Communications Holdings, Inc.	$ 987,308
30,800	NTELOS Holdings Corp.	430,584
42,500	USA Mobility, Inc.	614,125
		2,032,017
	TEXTILES - 1.6%
73,000	Crown Crafts, Inc.	671,600

	WATER - 5.5%
18,477	Artesian Resources Corp.	402,060
68,175	Middlesex Water Co.	1,377,817
27,975	York Water Co.	564,256
		2,344,133

	TOTAL COMMON STOCK (Cost - $35,197,018)	39,283,586

	SHORT-TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
3,373,943	Dreyfus Treasury & Agency Cash Management Fund, 0.01% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,373,943)	3,373,943

	TOTAL INVESTMENTS - 99.7% (Cost - $38,570,961) (a)	$ 42,657,529
	OTHER ASSETS LESS LIABILITIES - 0.3%	125,617
	NET ASSETS - 100.0%	$ 42,783,146
__________
* Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $35,857,657 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 7,435,302
	Unrealized depreciation:	(635,430)
	Net unrealized appreciation:	$ 6,799,872

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Shares		Value

	COMMON STOCK - 92.5%
	APPAREL - 2.1%
101,000	Perry Ellis International, Inc. *	$ 1,408,950

	AUTO PARTS & EQUIPMENT - 2.9%
30,225	Miller Industries, Inc.	545,561
152,682	Spartan Motors, Inc.	865,707
14,300	Standard Motor Products, Inc.	502,645
		1,913,913
	BEVERAGES - 1.1%
30,000	National Beverage Corp. *	631,200
18,500	Truett-Hurst, Inc. - Class A *	109,150
		740,350
	BUILDING MATERIALS - 2.2%
170,794	LSI Industries, Inc.	1,415,882

	CHEMICALS - 2.0%
22,205	Detrex Corp.	732,432
55,500	Landec Corp. *	565,545
		1,297,977
	COMMERCIAL SERVICES - 12.9%
75,000	ARC Document Solutions, Inc. *	591,750
91,900	Electro Rent Corp.	1,669,823
132,500	Great Lakes Dredge & Dock Corp. *	1,094,450
61,000	Medifast, Inc. *	1,606,740
116,043	Pendrell Corp. *	176,385
53,600	Perceptron, Inc.	761,656
188,027	Professional Diversity Network *	599,806
31,000	SP Plus Corp. *	813,750
260,325	Universal Security Instruments, Inc. *	1,122,001
		8,436,361
	COSMETICS/PERSONAL CARE - 0.3%
64,482	CCA Industries, Inc.	205,053

	DISTRIBUTION/WHOLESALE - 2.3%
128,330	EnviroStar, Inc.	437,605
75,575	Houston Wire & Cable Co.	1,051,248
		1,488,853
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
165,000	Cowen Group, Inc. *	706,200
58,050	HF2 Financial Management, Inc. - Class A *	594,432
		1,300,632
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.6%
401,000	Orion Energy Systems, Inc. *	2,217,530
79,000	Pioneer Power Solutions, Inc. *	803,430
		3,020,960
	ELECTRONICS - 7.1%
165,000	Allied Motion Technologies, Inc.	1,894,200
72,000	Bel Fuse, Inc.	1,368,000
42,000	Sparton Corp. *	1,360,800
		4,623,000
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value

	ENVIRONMENTAL CONTROL - 5.0%
79,571	Ecology and Environment, Inc.	$ 953,261
100,900	Heritage-Crystal Clean, Inc. *	1,826,290
109,216	Sharps Compliance Corp. *	524,237
		3,303,788
	FOOD - 0.9%
19,825	Seneca Foods Corp. *	600,301

	HAND/MACHINE TOOLS - 3.3%
61,393	LS Starrett Co.	1,150,505
53,006	QEP Co., Inc. *	1,007,114
		2,157,619
	HOME FURNISHINGS - 2.1%
166,000	Skullcandy, Inc. *	1,396,060

	HOUSEHOLD PRODUCTS/WARES - 5.5%
130,000	Acme United Corp.	2,060,500
205,201	Central Garden and Pet Co. *	1,553,372
		3,613,872
	IRON/STEEL - 1.2%
62,320	Material Sciences Corp. *	792,087

	LEISURE TIME - 3.5%
48,254	Bowl America, Inc.	722,845
70,825	Johnson Outdoors, Inc. - Class A	1,562,399
		2,285,244
	MACHINERY-DIVERSIFIED - 3.4%
28,684	Alamo Group, Inc.	1,508,205
65,844	Gencor Industries, Inc. *	708,481
		2,216,686
	MEDIA - 3.2%
187,000	AH Belo Corp.	2,064,480

	METAL FABRICATE/HARDWARE - 2.3%
93,825	Eastern Co.	1,492,756

	MINING - 0.8%
9,600	United States Lime & Minerals, Inc.	543,360

	OIL & GAS SERVICES - 2.2%
364,000	Enservco Corp. *	873,600
61,000	Willbros Group, Inc. *	602,680
		1,476,280
	REITS - 0.9%
31,350	Terreno Realty Corp.	585,618

	RETAIL - 7.1%
215,000	Denny's Corp. *	1,462,000
344,570	Dover Saddlery, Inc. *	1,858,955
105,000	Jamba, Inc. *	1,326,150
		4,647,105
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value

	SHIPBUILDING - 1.1%
18,378	Conrad Industries, Inc.	$ 698,364

	SOFTWARE - 4.6%
160,600	American Software, Inc.	1,679,876
116,000	Rosetta Stone, Inc. *	1,339,800
		3,019,676
	TELECOMMUNICATIONS - 2.0%
71,700	Alteva	620,205
46,000	USA Mobility, Inc.	664,700
		1,284,905
	TOYS/GAMES/HOBBIES - 3.9%
132,000	LeapFrog Enterprises, Inc. - Class A *	960,960
221,944	Ohio Art Co.	1,605,765
		2,566,725

	TOTAL COMMON STOCK (Cost - $52,468,259)	60,596,857

	SHORT-TERM INVESTMENTS - 5.4%
	MONEY MARKET FUND - 5.4%
3,530,909	Dreyfus Treasury & Agency Cash Management Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,530,909)	3,530,909

	TOTAL INVESTMENTS - 97.9% (Cost - $55,999,168) (a)	$ 64,127,766
	OTHER ASSETS LESS LIABILITIES - 2.1%	1,361,785
	NET ASSETS - 100.0%	$ 65,489,551
__________
* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $50,304,304 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 15,590,801
Unrealized depreciation:		(1,767,339)
Net unrealized appreciation:		$ 13,823,462

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2014 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,885,713	$ -	$ -	$ 60,885,713
Preferred Stock	2,572,409	-	-	2,572,409
Corporate Bonds	-	3,266,672	-	3,266,672
Convertible Bonds	-	648,578	-	648,578
Short-Term Investments	1,709,575	-	-	1,709,575
Total	$ 65,167,697	$ 3,915,250	$ -	$ 69,082,947
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 39,283,586	$ -	$ -	$ 39,283,586
Short-Term Investments	3,373,943	-	-	3,373,943
Total	$ 42,657,529	$ -	$ -	$ 42,657,529
North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,596,857	$ -	$ -	$ 60,596,857
Short-Term Investments	3,530,909	-	-	3,530,909
Total	$ 64,127,766	$ -	$ -	$ 64,127,766

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date

4/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date    4/24/14

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date

4/24/14